EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on October 2, 2017 (Accession No. 0001193125-17-299813), to the currently effective Prospectuses and Statements of Additional Information, for the Xtrackers Barclays International Treasury Bond Hedged ETF (formerly known as Deutsche X-trackers Barclays International Treasury Bond Hedged ETF), Xtrackers Barclays International Corporate Bond Hedged ETF (formerly known as Deutsche X-trackers Barclays International Corporate Bond Hedged ETF), Xtrackers Barclays International High Yield Bond Hedged ETF (formerly known as Deutsche X-trackers Barclays International High Yield Bond Hedged ETF), Xtrackers FTSE Developed ex US Comprehensive Factor ETF (formerly known as Deutsche X-trackers FTSE Developed ex US Comprehensive Factor ETF), Xtrackers FTSE Emerging Comprehensive Factor ETF (formerly known as Deutsche X-trackers FTSE Emerging Comprehensive Factor ETF), Xtrackers Russell 1000 Comprehensive Factor ETF (formerly known as Deutsche X-trackers Russell 1000 Comprehensive Factor ETF), Xtrackers Russell 2000 Comprehensive Factor ETF (formerly known as Deutsche X-trackers Russell 2000 Comprehensive Factor ETF), Xtrackers USD High Yield Corporate Bond ETF (formerly known as Deutsche X-trackers USD High Yield Corporate Bond ETF) and Xtrackers iBoxx Emerging Markets Quality Weighted Bond ETF (formerly known as Deutsche X-trackers iBoxx Emerging Markets Quality Weighted Bond ETF), each a series of DBX ETF Trust.